Shareholder Report, Holdings (Details)	Jun. 30, 2026
DGI U.S. Government Money Market Fund | Class A Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
DGI U.S. Government Money Market Fund | Class A Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class A Withholding | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
DGI U.S. Government Money Market Fund | Class A Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	38.60%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
DGI U.S. Government Money Market Fund | Class A Withholding | United States Treasury Bill 3
Holdings [Line Items]
Percent of Net Asset Value	25.70%
DGI U.S. Government Money Market Fund | Class A Withholding | Federal Home Loan Bank
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	38.60%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | United States Treasury Bill 3
Holdings [Line Items]
Percent of Net Asset Value	25.70%
DGI U.S. Government Money Market Fund | Class A Non-Withholding | Federal Home Loan Bank
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class I Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
DGI U.S. Government Money Market Fund | Class I Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class I Withholding | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
DGI U.S. Government Money Market Fund | Class I Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	38.60%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
DGI U.S. Government Money Market Fund | Class I Withholding | United States Treasury Bill 3
Holdings [Line Items]
Percent of Net Asset Value	25.70%
DGI U.S. Government Money Market Fund | Class I Withholding | Federal Home Loan Bank
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	93.70%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	6.20%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | Other Assets in Excess of Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	100.00%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	38.60%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill 2
Holdings [Line Items]
Percent of Net Asset Value	29.40%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | United States Treasury Bill 3
Holdings [Line Items]
Percent of Net Asset Value	25.70%
DGI U.S. Government Money Market Fund | Class I Non-Withholding | Federal Home Loan Bank
Holdings [Line Items]
Percent of Net Asset Value	6.20%